Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitment [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 18 — COMMITMENTS AND CONTINGENCIES

Yingxuan Acquisition

In November 2020, Hongli Shandong signed a letter of intent with Yingxuan Heavy Industry Co., Ltd. (“Yingxuan”) regarding a planned purchase of all of Yingxuan’s assets located in an industrial area, including its use rights of three parcels of industrial land, buildings, facilities and infrastructure (collectively, the “Yingxuan Assets”) for a total consideration of approximately $18.1 million (RMB 125.0 million). During the year ended December 31, 2021, Hongli Shandong paid the deposit of approximately $2.2 million (RMB 15.0 million) from its working capital.

Following the signing of the letter of intent, in January 2021, Hongli Shandong signed asset transfer agreements with Yingxuan regarding the acquisition of the Yingxuan Assets. Pursuant to the asset transfer agreements, Hongli Shandong agreed to pay for the acquisition price in installments for approximately $7.5 million (RMB 52.0 million), $6.8 million (RMB 47.0 million) and $1.6 million (RMB 11.0 million), respectively, by the end of December 31, 2021, 2022 and 2023. The installments bear an annual interest of 7%. However, as mutually agreed, Hongli Shandong did not pay the agreed installment in fiscal year 2021 due to the delay of the acquisition of Yingxuan Assets, and Hongli Shandong made a prepayment of approximately $1.1 million (RMB 7.8 million) in 2021. The title of use rights of two parcels of industrial land, buildings, facilities and infrastructure for consideration of approximately $12.4 million (RMB 85.2 million) were transferred to Hongli Shandong on June 13, 2022.

On May 5, 2023, Hongli Shandong entered into a supplementary agreement with Yingxuan. Based on the mutual agreement between the Hongli Shandong and Yingxuan, the annual interest of 7% was waived as the transfer of Yingxuan Assets was delayed due to the impact of the COVID-19 pandemic and the total consideration was adjusted to approximately $21.9 million (RMB 151.4 million) given effect of the demolition compensation to be assigned to Hongli Shandong. Meanwhile, both parties also agreed that the demolition compensation to be reimbursed by the local government in relation to Yingxuan Assets will belong to the Hongli Shandong.

As of December 31, 2022, Hongli Shandong paid a total of approximately $15.9 million (RMB 109.6 million), among which approximately $3.5 million (RMB 24.4 million) was recorded as prepayment for the purchase of Yingxuan Assets on the consolidated balance sheets. The remaining payments of approximately $6.0 million (RMB 41.8 million) will be paid by up to 30% of the proceeds from the offering and working capital of Hongli Shandong, and it is expected to be paid by December 31, 2023. Pursuant to the supplement agreement, the legal title of the remaining Yingxuan Assets will be transferred to Hongli Shandong within 30 days upon the payment of the remaining $6.0 million (RMB 41.8 million) to Yingxuan.

As of December 31, 2023, Hongli has cumulatively paid Yingxuan approximately $17.2 million (RMB 122.2 million), of which, the real estate and land use rights transferred from Yingxuan to Hongli is approximately $12.0 million (RMB 85.2 million). Hongli has prepaid approximately $5.2 million (RMB 37.0 million). The total amount of assets not yet transferred to Hongli is $9.3 million (RMB 66.2 million). As of December 31, 2023, the remaining balance payable is approximately $4.1 million (RMB 29.2 million). The Company made a payment of approximately $0.3 (RMB 2.0 million) to Yingxuan in January 2024, and the remaining balance payable is approximately $3.8 million (RMB 27.2 million) as of the date of this report.

Litigation

In November 2023, Hongli Cayman filed a lawsuit against Hongli Technology Limited (“Hongli Technology”), Longchang Management Consulting (Shandong) Co., Ltd. (“Longchang Management”), and Transhare Corporation, the transfer agent, regarding a dispute involving the validity of the issuance of certain shares to and stock ownership of Hongli Technology. Both Hongli Technology and Longchang Management are owned and controlled by a former financial advisor of Hongli Shandong. Hongli Cayman has requested that Transhare Corporation, among others, be restrained and enjoined from taking any actions regagarding the shares in dispute. On November 23, 2023, Hongli Cayman, Hongli Technology and Longchang Management entered into a settlement agreement to settle the dispute. On December 13, 2023, Hongli Technology surrendered 133,125 Ordinary Shares to Hongli Cayman. Hongli Technology has sold all of its remaining Ordinary Shares on the open market and is no longer a shareholder of the Company.